Offerings	Mar. 27, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable in respect thereof as a result of stock splits, stock dividends or similar transactions. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are offered in units. Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary shares will be distributed to those persons purchasing such interests and such shares of preferred stock will be issued to the depositary under the deposit agreement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable in respect thereof as a result of stock splits, stock dividends or similar transactions. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are offered in units. Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary shares will be distributed to those persons purchasing such interests and such shares of preferred stock will be issued to the depositary under the deposit agreement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable in respect thereof as a result of stock splits, stock dividends or similar transactions. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are offered in units. Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary shares will be distributed to those persons purchasing such interests and such shares of preferred stock will be issued to the depositary under the deposit agreement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable in respect thereof as a result of stock splits, stock dividends or similar transactions. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are offered in units. Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary shares will be distributed to those persons purchasing such interests and such shares of preferred stock will be issued to the depositary under the deposit agreement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable in respect thereof as a result of stock splits, stock dividends or similar transactions. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are offered in units. Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary shares will be distributed to those persons purchasing such interests and such shares of preferred stock will be issued to the depositary under the deposit agreement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable in respect thereof as a result of stock splits, stock dividends or similar transactions. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are offered in units. Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary shares will be distributed to those persons purchasing such interests and such shares of preferred stock will be issued to the depositary under the deposit agreement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable in respect thereof as a result of stock splits, stock dividends or similar transactions. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are offered in units. Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary shares will be distributed to those persons purchasing such interests and such shares of preferred stock will be issued to the depositary under the deposit agreement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.